Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

For the Three Months Ended June 30,	2012	2011

Net loss from continuing operations	($68,363)	($212,689)
Preferred stock dividends	---	---
Net loss available to common shareholders	($68,363)	($212,689)

Net income from discontinued operations	$22,234	$183,556
Preferred stock dividends	---	---
Net income available to common shareholders	$22,234	$183,556

Basic weighted average shares outstanding	77,993,935	68,770,657
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,770,657

For the Six Months Ended June 30,	2012	2011

Net loss from continuing operations	($200,839)	($384,226)
Preferred stock dividends	---	---
Net loss available to common shareholders	($200,839)	($384,226)

Net income from discontinued operations	$26,087	$224,899
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$224,899

Basic weighted average shares outstanding	77,993,935	68,063,832
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,063,832